Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Summary of Foregoing Acquisitions

Presented below is the summary of the foregoing acquisitions:

Allocation of purchase price in millions of U.S. dollars

Asset Component	Ameri Georgia	Bigtech	Virtuoso	Ameri Arizona	Ameri California
Intangible Assets	1.8	0.6	0.9	5.4	3.8
Goodwill	3.5	0.3	0.9	10.4	5.0
Working Capital
Current Assets
Cash	1.4	-	-	-	-
Accounts Receivable	5.6	-	-	-	-
Other Assets	0.2	-	-	-	-
	7.3	-	-	-	-
Current Liabilities
Accounts Payable	1.3	-	-	-	-
Accrued Expenses & Other Current Liabilities	1.3	-	-	-	-
	2.7	-	-	-	-
Net Working Capital Acquired	4.6	-	-	-	-

Total Purchase Price	9.9	0.9	1.8	15.8	8.8

Presented below is the summary of the foregoing acquisitions:

Allocation of purchase price in millions of U.S. dollars

Asset Component	Ameri Georgia	Bigtech	Virtuoso	Ameri Arizona	Ameri California

Intangible Assets	1.8	0.6	0.9	5.4	3.8
Goodwill	3.5	0.3	0.9	10.4	5.0
Working Capital
Current Assets
Cash	1.4	-	-	-	-
Accounts Receivable	5.6	-	-	-	-
Other Assets	0.2	-	-	-	-
	7.3	-	-	-	-
Current Liabilities
Accounts Payable	1.3	-	-	-	-
Accrued Expenses & Other Current Liabilities	1.3	-	-	-	-
	2.7	-	-	-	-
Net Working Capital Acquired	4.6	-	-	-	-

Total Purchase Price	9.9	0.9	1.8	15.8	8.8